                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 1999

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate          Value
   ---------                                                              --------     --------        -----
               MUNICIPAL BONDS (89.0%)
               ESCROWED TO MATURITY (a) (1.9%)
    $270,000   Waupaca, Wisconsin, School District....................... 04/01/00       7.000%     $   276,593
                                                                                                    -----------

               GENERAL OBLIGATIONS (2.0%)
    $200,000   New York, New York (LOC: Chase Manhattan Bank)*........... 08/01/22       3.350%     $   200,000
     100,000   Chicago, Illinois (LOC: CIBC)*............................ 01/01/12       3.500          100,000
                                                                                                    -----------
                 TOTAL GENERAL OBLIGATIONS ..............................                           $   300,000
                                                                                                    -----------

               PRE-REFUNDED (a) (13.7%)
    $ 20,000   Arlington, Texas, Water & Sewer Authority................. 06/01/00       6.600%     $    20,462
     210,000   Delaware County, Pennsylvania, Hospital................... 08/15/99       7.125          215,076
     105,000   Delaware County, Pennsylvania, Hospital................... 08/15/99       7.200          107,547
      75,000   Illinois Health Facilities Authority...................... 01/01/00       6.000           77,314
     100,000   Mecklenberg County, North Carolina........................ 04/01/00       6.750          104,322
      25,000   Miami, Florida, Sports & Exhibition Authority............. 04/01/00       7.100           26,049
     600,000   New York State Energy Research & Development
                 (LOC: 1st National Bank Chicago)*....................... 10/01/29       3.800          600,000
     145,000   Ohio State Building Authority, Correctional Facility...... 08/01/99       7.350          148,342
     500,000   Texas State............................................... 12/01/99       8.300          509,451
      45,000   West Virginia School Building Authority................... 07/01/00       6.000           45,827
     100,000   Wisconsin Health & Educational Facility Authority......... 08/15/99       7.400          102,450
      45,000   Wisconsin State Health & Educational Facilities........... 10/01/99       7.125           46,279
                                                                                                    -----------
               TOTAL PRE-REFUNDED .......................................                           $ 2,003,119
                                                                                                    -----------

               HOUSING (4.1%)
    $600,000   Florida Housing Finance Agency
                 (LOC: KredietBank NV)*.................................. 12/01/08       3.500%     $   600,000
                                                                                                    -----------

               HEALTH CARE (14.3%)
    $100,000   Connecticut State Health & Education Facilities
                 Authority*.............................................. 07/01/29       3.600%     $   100,000
     200,000   Cuyahoga County, Ohio Hospital
                 (LOC: Morgan Guaranty)*................................. 01/01/16       3.800          200,000
     500,000   Cuyahoga County, Ohio Hospital
                 (LOC: Morgan Guaranty)*................................. 01/01/26       3.450          500,000
     600,000   Massachusetts State Health & Educational Facilities
                 Authority (LOC: MBIA)*.................................. 07/01/05       3.400          600,000
     600,000   Missouri State Health & Educational Facilities Authority
                 (LOC: Morgan Guaranty)*................................. 11/01/19       3.450          600,000
     100,000   North Carolina Medical Care Community Health
                 Systems (LOC: AMBAC)*................................... 01/15/28       3.300          100,000
                                                                                                    -----------
               TOTAL HEALTH CARE ........................................                           $ 2,100,000
                                                                                                    -----------

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                            June 30, 1999 (continued)

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate          Value
   ---------                                                              --------     --------        -----
               INDUSTRIAL (17.7%)
    $100,000   Ascension Parish, Louisiana, Pollution Control
                 (LOC: CFSB)*............................................ 12/01/09       3.300%     $   100,000
     100,000   Beaver County, Pennsylvania, Industrial Development
                 Authority (Gty: Duquesne)*.............................. 08/01/20       3.400          100,000
     100,000   California Pollution Control Financing Authority,
                 Pollution Control (Gty: Southern Cal Edison)*........... 02/28/08       3.350          100,000
     600,000   East Baton Rouge, Louisiana, Pollution Control
                 (Gty: Exxon)*........................................... 03/01/22       3.450          600,000
     100,000   Eddy County, New Mexico, Pollution Control
                 (LOC: Rabobank)*........................................ 02/01/03       3.650          100,000
     200,000   Forsyth, Montana Pollution Control (LOC: Rabobank)*....... 01/01/18       3.450          200,000
     100,000   Harris County, Texas, Industrial Development Corp.
                 (Gty: Shell Oil)*....................................... 04/01/27       3.350          100,000
     200,000   Jackson County, Mississippi, Port Facility
                 (Gty: Chevron)*......................................... 06/01/23       3.400          200,000
     100,000   Ohio State Air Quality Development Authority
                 (LOC: Deutsche Bank)*................................... 10/01/01       3.800          100,000
     600,000   Salt Lake County, Utah, Pollution Control
                 (Gty: British Petroleum)*............................... 02/01/08       3.400          600,000
     200,000   Sullivan County, Tennessee Industrial Development
                 (LOC: UBS)*............................................. 10/01/16       3.800          200,000
     100,000   Sweetwater County, Wyoming, Pollution Control
                 (LOC: CIBC)*............................................ 01/01/14       3.450          100,000
     100,000   Uinta County, Wyoming, Pollution Control
                 (Gty: Chevron)*......................................... 12/01/22       3.400          100,000
                                                                                                    -----------
               TOTAL INDUSTRIAL .........................................                           $ 2,600,000
                                                                                                    -----------

               TRANSPORTATION (6.2%)
    $100,000   Grapevine, Texas Industrial Development
                 (LOC: Morgan Guaranty)*................................. 12/01/24       3.850%     $   100,000
     100,000   Lake Charles, Louisiana, Harbor & Terminal District
                 (Gty: E.I. Dupont)*..................................... 11/01/11       3.450          100,000
     200,000   Lone Star, Texas, Airport Improvement Authority
                 (LOC: Royal Bank of Canada)*............................ 12/01/14       3.850          200,000
     500,000   West Virginia State Parkways Economic Development &
                 Tourism Authority....................................... 05/15/00       4.800          505,727
                                                                                                    -----------
               TOTAL TRANSPORTATION .....................................                           $   905,727
                                                                                                    -----------

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                            June 30, 1999 (continued)

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate          Value
   ---------                                                              --------     --------        -----
               UTILITIES (22.2%)
    $200,000   Apache County, Arizona Industrial Development
                 (LOC: Toronto Dominion Bank)*........................... 12/15/18       3.550%     $   200,000
     400,000   Burke County, Georgia, Pollution Control
                 (Gty: Georgia Power Co.)*............................... 07/01/24       3.500          400,000
     100,000   Columbia, Alabama Industrial Pollution Control
                 (Gty: Alabama Power Co.)*............................... 10/01/22       3.400          100,000
     100,000   De Soto Parish, Louisiana Pollution Control
                 (LOC: WDLB)*............................................ 07/01/18       3.450          100,000
     300,000   Farmington, New Mexico Pollution Control
                 (LOC: Bank of America)*................................. 05/01/24       3.400          300,000
     600,000   Long Island Power Authority (LOC: WDLB;
                 Bayerische Landesbank)*................................. 05/01/33       3.500          600,000
     400,000   Long Island Power Authority (LOC: ABN Amro)*.............. 05/01/33       3.850          400,000
     100,000   Manatee County, Florida Pollution Control
                 (Gty: Florida Power & Light)*........................... 09/01/24       3.350          100,000
     200,000   Monroe County, Georgia Pollution Control
                 (Gty: Georgia Power Co.)*............................... 07/01/25       3.500          200,000
     100,000   Municipal Electric Authority, Georgia
                 (LOC: ABN Amro)*........................................ 01/01/26       3.500          100,000
     150,000   Murray City, Utah Electric................................ 06/01/00       6.750          154,142
     600,000   York County, Pennsylvania, Industrial Development
                 Authority (Gty: PSE&G)*................................. 09/01/20       3.250          600,000
                                                                                                    -----------
               TOTAL UTILITIES ..........................................                           $ 3,254,142
                                                                                                    -----------

               WATER/SEWER (6.9%)
    $500,000   Arlington, Texas, Water & Sewer........................... 06/01/00       4.500%     $   505,128
     100,000   Delaware County, Pennsylvania, Industrial
                 Development Authority (Gty: Kimberly Clark)*............ 12/01/18       3.500          100,000
     100,000   Detroit, Michigan, Water Supply Systems (Gty: FGIC)*...... 07/01/13       3.450          100,000
     200,000   Kemmerer, Wyoming, Pollution Control (Gty: Exxon)*........ 11/01/14       3.400          200,000
     100,000   Ohio State Water Development Authority (LOC: UBS)*........ 06/01/01       3.500          100,000
                                                                                                    -----------
               TOTAL WATER/SEWER ........................................                           $ 1,005,128
                                                                                                    -----------
               TOTAL MUNICIPAL BONDS ....................................                           $13,044,709
                                                                                                    -----------

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                            June 30, 1999 (continued)

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate          Value
   ---------                                                              --------     --------        -----

               REPURCHASE AGREEMENT (0.1%)
    $  9,995   J.P. Morgan & Co. (Agreement dated 06/30/99
                 collateralized by $9,995 U.S. Treasury Notes
                 4.500%, due 01/31/01; $9,996 to be received
                 upon maturity).......................................... 07/01/99       4.600%     $     9,995
                                                                                                    -----------


TOTAL INVESTMENTS, AT AMORTIZED COST ............................................         89.1%     $13,054,704
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..................................         10.9        1,599,753
                                                                                         -----      -----------
NET ASSETS  .....................................................................        100.0%     $14,654,457
                                                                                         =====      ===========

----------
(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the orginally stated maturity date.

* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). The yield shown represents the June 30, 1999 coupon rate.

                       See Notes to Financial Statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1999
ASSETS:
      Investments, at amortized cost and value (Note 1)......................................      $13,054,704
      Receivables for:
         Interest............................................................................           64,622
         Fund shares sold....................................................................        1,550,000
                                                                                                   -----------
              Total Assets ..................................................................       14,669,326
                                                                                                   -----------

LIABILITIES:
      Payables for:
         Fund shares purchased...............................................................            6,181
         Dividends declared (Note 1).........................................................            1,029
         Administrative fee (Note 2).........................................................            1,129
         Expense payment fee (Note 2)........................................................            6,530
                                                                                                   -----------
              Total Liabilities .............................................................           14,869
                                                                                                   -----------
Net Assets for 14,656,163 shares of beneficial interest outstanding..........................      $14,654,457
                                                                                                   ===========
Net Assets Consist of:
      Paid-in capital........................................................................      $14,654,457
                                                                                                   -----------
Net Assets    ...............................................................................      $14,654,457
                                                                                                   ===========
Net Asset Value and Offering Price Per Share ................................................      $      1.00
                                                                                                   ===========


                             STATEMENT OF OPERATIONS
 For the period from February 22, 1999 (commencement of operations) to June 30, 1999
INVESTMENT INCOME:
      Income:
         Interest............................................................................       $  108,543
                                                                                                    ----------

      Expenses:
         Administrative fee (Note 2).........................................................            3,299
         Expense payment fee (Note 2)........................................................           20,208
                                                                                                    ----------
         Total Expenses......................................................................           23,507
              Expense offset arrangement(Note 3).............................................           (1,745)
                                                                                                    ----------
              Net Expenses  .................................................................           21,762
                                                                                                    ----------

NET INVESTMENT INCOME .......................................................................       $   86,781
                                                                                                    ==========

                       See Notes to Financial Statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                          For the period from
                                                                                           February 22, 1999
                                                                                            (commencement of
                                                                                             operations) to
                                                                                              June 30, 1999
                                                                                          -------------------
INCREASE IN NET ASSETS:
      From Investment Activities:
        Net investment income................................................................   $    86,781
        Total declared as dividends to shareholders..........................................       (88,486)
                                                                                                -----------
          Net decrease in net assets from investment activities .............................        (1,705)
                                                                                                -----------
        From Share  (Principal)  Transactions  at Net  Asset  Value of $1.00 per
          share:
        Shares sold .........................................................................    32,042,736
        Shares issued in reinvestment of dividends...........................................        48,744
        Shares repurchased ..................................................................   (17,435,318)
                                                                                                -----------
          Net increase (decrease) in net assets resulting from share transactions ...........    14,656,162
                                                                                                -----------
            Total increase in net assets.....................................................    14,654,457
                                                                                                -----------
NET ASSETS:
      Beginning of period....................................................................            --
                                                                                                -----------
      End of period .........................................................................   $14,654,457
                                                                                                ===========




                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout the period

                                                                                          For the period from
                                                                                           February 22, 1999
                                                                                            (commencement of
                                                                                             operations) to
                                                                                              June 30, 1999
                                                                                          -------------------
Net asset value, beginning of period.........................................................    $  1.00
Income from investment operations:
      Net investment income..................................................................       0.01
      Dividends to shareholders from net investment income...................................      (0.01)
                                                                                                 -------
Net asset value, end of period...............................................................    $  1.00
                                                                                                 =======
Total return(1) .............................................................................       1.03%
Ratios/Supplemental Data:
      Net assets, end of period (000's omitted)..............................................    $14,654
      Expenses as a percentage of average net assets(1, 2):
          Total expenses paid by Fund .......................................................       0.65%
          Expense offset arrangement ........................................................       0.05%
                                                                                                 -------
            Net expenses ....................................................................       0.70%
      Ratio of net investment income to average net assets(2) ...............................       2.63%
----------
(1)  Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would be as follows:
     Ratio of expenses to average net assets(2)  .............................                     1.23%
     Total Return............................................................                      0.45%

(2) Annualized.

                       See Notes to Financial Statements.


                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street Tax Exempt Money Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 1999, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its net income to its shareholders. Accordingly, no Federal income tax provision is required.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

            E. Other. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Trust has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets.

      Administrative Fee. The Trust has an administration agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the period ended June 30, 1999, the Fund incurred $3,299 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

      Expense Payment Fee. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.65% of the Fund's average daily net assets. For the period ended June 30, 1999, 59 Wall Street Administrators, Inc. incurred $37,143 in expenses, including investment advisory fees of $4,948 and shareholder servicing/eligible institution fees of $8,246, on behalf of the Fund. The Fund's expense payment fee agreement will terminate on December 31, 2004.

      3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.8% to 13.8% of investments. At June 30, 1999, the five largest holdings by state were New York 13.8%; Texas 11.0%; Pennsylvania 8.6%; Ohio 8.0%; and Louisiana 6.9%.
Purchases, maturities and sales of money market instruments, excluding securities subject to repurchase agreements, aggregated $36,290,512 and $23,155,785, respectively, for the period ended June 30, 1999. Custody fees for the Fund were reduced by $1,745 as an offset arrangement with the Fund's custodian.

                          INDEPENDENT AUDITORS' REPORT

Trustees and  Shareholders
The 59 Wall Street Tax Exempt Money Fund
(a series of The 59 Wall Street Trust):

      We have  audited the  accompanying  statement  of assets and  liabilities, including the portfolio of investments, of The 59 Wall Street Tax Exempt Money Fund (a series of The 59 Wall Street Trust) as of June 30, 1999, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from February 22, 1999 (commencement of operations) to June 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The 59 Wall Street Tax Exempt Money Fund at June 30, 1999, and the results of its operations, the changes in its net assets, and its financial highlights for the period from February 22, 1999 (commencement of operations) to June 30, 1999 in conformity with generally accepted accounting principles.


Deloitte & Touche LLP


Boston, Massachusetts
August 13, 1999

The 59 Wall Street Trust

Investment Adviser and
  Administrator

Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor

59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent

Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Tax Exempt Money Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                                   Tax Exempt
                                   Money Fund
                                  ANNUAL REPORT
                                  June 30, 1999